Employee benefit liabilities (Schedule of Liabilities for Employee Benefits)) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
IfrsStatementLineItems [Line Items]
Defined benefit schemes (note 25) | ₪		₪ 1,905	₪ 1,486
Employee benefit | ₪		2,338	2,176
Accrual for annual leave | ₪		1,099	735
Liabilities for employee benefits | ₪		₪ 5,342	₪ 4,397
US Dollars [Member]
IfrsStatementLineItems [Line Items]
Defined benefit schemes (note 25) | $	$ 593
Employee benefit | $	727
Accrual for annual leave | $	342
Liabilities for employee benefits | $	$ 1,662